Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Ohio Tax-Free Money Market Fund
Supplement Text	ck0000352667_SupplementTextBlock

February 19, 2015

TOUCHSTONE TAX-FREE TRUST

Touchstone Ohio Tax-Free Money Market Fund

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information dated October 30, 2014,
as supplemented November 21, 2014 and December 22, 2014

At a meeting of the Board of Trustees of Touchstone Tax-Free Trust (the “Board”) held on February 12, 2015, the Board was presented with preliminary information regarding a proposal pursuant to which Touchstone Ohio Tax-Free Money Market Fund (the “Fund”) would be reorganized on a tax-free basis with and into a comparable money market fund advised by a third-party investment manager (the “Acquiring Fund”).  The Acquiring Fund would have a similar investment objective and expenses to those of the Fund.  The terms of the proposal have not been finalized and remain subject to the satisfaction of various contingencies, such as the negotiation and execution of certain agreements and the approval of the Acquiring Fund's board, the board of the Acquiring Fund's sponsor and the Board and Fund shareholders (“Approvals”).  If the parties reach definitive agreements regarding the proposed transaction, it is expected that the Board will be asked to rescind the plan to close and liquidate the Fund and to approve an agreement and plan of reorganization pursuant to which shareholders of the Fund would become shareholders of the Acquiring Fund.

Shareholders of the Fund will receive additional details regarding the proposal after the Board has considered this matter further.  It is expected that any reorganization of the Fund would take place by the end of the second quarter of 2015, subject to the Approvals being obtained.

The Fund will remain closed to new investors.  The Fund's checkwriting feature is being maintained for shareholders currently using that service, but, in light of a potential proposed transaction, new checkbooks will not be issued.  Any checks written against Fund shares will be honored to the extent there are sufficient assets to clear those checkwriting drafts.

Transactions from automatic investment plans or systematic withdrawal plans will continue to occur until further notice.

This supplement is not a solicitation of any proxy.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000352667_SupplementClosingTextBlock	Please retain this Supplement for future reference.